Earnings/(Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings/(Loss) per Share

	For the Three months ended June 30,		For the Six months ended June 30,
	2023	2022	2023	2022
Income / (Loss) attributable to common equity holders	(1,161)	11,015	1,425	23,098
Weighted average number of shares - basic and diluted	20,582,301	20,582,301	20,582,301	20,582,301
Net income/(loss) per common share - basic and diluted	$(0.06)	$0.53	$0.07	$1.12